Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund